Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Risks Management [Abstract]
Schedule of Sensitivity of Profit or Loss to Changes in Exchange Rates

The sensitivity of profit or loss to changes in the exchange rates arises mainly from CHF- and EUR-denominated financial instruments held at the end of the reported periods.

CHF positions	Increase /decrease exchange rate vs USD	Effect on profit before tax (in USD ‘000)	Effect on shareholders’ equity (in USD ‘000)
2020	+5%	(688)	(688)
	-5%	688	688
2019	+5%	(185)	(185)
	-5%	185	185
EUR positions	Increase /decrease exchange rate vs USD	Effect on profit before tax (in USD ‘000)	Effect on shareholders’ equity (in USD ‘000)
2020	+5%	26	26
	-5%	(26)	(26)
2019	+5%	(497)	(497)
	-5%	497	497

Schedule of Sensitivity to Changes in Market Interest Rates

The below table shows sensitivity to changes in market interest rates for the Group’s debt instruments.

	Impact on loss before taxes
in USD ‘000	2020	2019
Interest rates - increase by 100 basis points	(14)	(47)
Interest rates - decrease by 100 basis points	—	—

Schedule of Reconciliation of Net Debt Position

A reconciliation of the net debt position is shown in the table below.

(in USD ’000)	Borrowings	Lease liabilities	Total liabilities from financing activities	Cash and cash equivalents	Total
Net debt as at December 31, 2018	—	—	—	138,640	138,640
Recognized on adoption of IFRS 16	—	(2,707)	(2,707)	—	(2,707)
	—	(2,707)	(2,707)	138,640	135,933
Cash flows	(24,736)	690	(24,046)	(69,030)	(93,077)
Interest expense	(368)	(119)	(487)	—	(487)
Foreign exchange adjustments	—	(23)	(23)	(240)	(263)
Net debt as at December 31, 2019	(25,104)	(2,159)	(27,263)	69,370	42,107
Cash flows	2,206	722	2,928	(38,522)	(35,595)
Interest expense	(2,589)	(92)	(2,681)	—	(2,681)
Foreign exchange adjustments	—	(119)	(119)	335	216
Net debt as at December 31, 2020	(25,487)	(1,648)	(27,135)	31,183	4,048

Summary of Maturity Profile of Financial Liabilities

In addition, the maturity profile of the Group’s financial liabilities is presented in the table below.

(in USD ’000)	Carrying amount	Total undiscounted cash flows	up to 1 year	1 to 5 years	Maturities more than 5 years
Trade and other payables	(9,450)	(9,450)	(9,450)	—	—
Borrowings	(25,487)	(32,646)	(2,200)	(30,446)	—
Lease liabilities	(1,648)	(1,738)	(758)	(980)	—
Total as at December 31, 2020	(36,585)	(43,834)	(12,408)	(31,426)	—

(in USD ’000)	Carrying amount	Total undiscounted cash flows	up to 1 year	1 to 5 years	Maturities more than 5 years
Trade and other payables	(7,873)	(7,873)	(7,873)	—	—
Borrowings	(25,104)	(34,852)	(2,206)	(32,646)	—
Lease liabilities	(2,159)	(2,336)	(709)	(1,627)	—
Total as at December 31, 2019	(35,136)	(45,061)	(10,788)	(34,273)	—